Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' equity (Tables) [Abstract]
Capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2019			2018
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	90,069	115,785	205,854	82,043	107,699	189,742
Foreign residents	3,728,626	3,564,051	7,292,677	3,736,652	3,572,137	7,308,789
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(16,702)	(16,702)	(33,404)	(13,317)	(13,317)	(26,634)
Total outstanding	3,801,993	3,663,134	7,465,127	3,805,378	3,666,519	7,471,897

	Thousand of shares
				2017
				Common	Preferred	Total
Brazilian residents				66,207	91,779	157,986
Foreign residents				3,752,488	3,588,057	7,340,545
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(5,845)	(5,845)	(11,690)
Total outstanding				3,812,850	3,673,991	7,486,841

b) Dividends and Interest on Capital

Mandatory dividend

Prior to the Annual Stockholders Meeting, the Board of Directors may resolve on the declaration and payment of dividends on earnings based on: (i) balance sheets or earning reserves showed in the last balance sheet; or (ii) balance sheets issued in the period shorter than 6 months, since the total of dividends paid in each half of the fiscal year shall not exceed the amount of capital reserves. These dividends are fully attributed to the mandatory dividend. The amount of R $ 7,800,000 in dividends and interest on own capital paid in February 2020, is recorded under the caption of other obligations - social and statutory (R $ 4,800,000 in 2018);

	2019
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	1,000,000	127.5853	140.3438	267.9291
Interest on Capital (2) (6)	1,000,000	127.6399	140.4039	268.0438
Interest on Capital (3) (6)	1,000,000	127.661	140.4271	268.0881
Interest on Capital (4) (6)	1,010,000	128.9673	141.8641	270.8314
Interim Dividends (5) (6)	6,790,000	867.0180	953.7197	1,820.74
Total	10,800,000

(1)   Established by the Board of Directors in March 29, 2019, Common Shares - R$108.4475, preferred - R$119.2922 e Units - R$227.7397 net of taxes and was paid in May 28, 2019, without any remuneration for monetary indexation.

(2)   Established by the Board of Directors in June 28, 2019, Common Shares - R$108.4939, preferred - R$119.3433 e Units - R$227.8373 net of taxes and was paid in July 31, 2019, without any remuneration for monetary indexation.

(3)   Deliberated by the Board of Directors on September 30, 2019, common - R$108.5119, preferred - R$119.3631 and Units - R$227.8749 net of taxes and were paid on October 30, 2019, without any remuneration monetary indexation.

(4)   Deliberated by the Board of Directors on December 27, 2019, common - R$109.6222, preferred - R$120.5844 and Units - R$230.2067 net of taxes that will be paid in February 2020, without any monetary indexation.

(5) Deliberated by the Board of Directors on December 27, 2019, that was paid in February 21, 2020, without any monetary indexation.
(6) The amount of dividends and interest on equity will be fully charged to the minimum mandatory dividends to be distributed by the Bank for the year 2019.

	2018
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	600,000	76.3304	83.9634	160.2938
Interim Dividends (2) (6)	600,000	76.4956	84.1451	160.6407
Interest on Capital (3) (6)	600,000	76.4985	84.1484	160.6469
Interest on Capital (4) (6)	2,880,000	367.4149	404.1564	771.5713
Interim Dividends (5) (6)	1,920,000	244.9433	269.4376	514.3809
Total	6,600,000

(1) Established by the Board of Directors in March 27, 2018, Common Shares -  R$ 64.8808, preferred - R$71.3689 and Units - R$ 136.2497 net of taxes, and was paid on April 26, 2018 without any compensation as monetary indexation.

(2) Established by the Board of Directors in June 26, 2018, was paid on July 27, 2018 without any compensation as monetary indexation.

(3) Established by the Board of Directors in September 28, 2018, common - R$ 65.0237, preferred - R$ 71.5261 and Units - R$ 136.5498 net of taxes and paid on October 26, 2018, without any compensation as monetary indexation.

(4) Established by the Board of Directors in December 28, 2018, common - R$ 312.3027, preferred - R$ 343.5329 and Units - R$ 655.8356 net of taxes and paid on February 26, 2019, without any compensation as monetary indexation.

(5) Deliberated by the Board of Directors on December 28, 2018 and paid as of February 26, 2019, without any monetary indexation.
(6) The amount of dividends and interest on shareholders' equity will be fully charged to the minimum mandatory dividends to be distributed by the Bank for the financial year 2018.

	2017
	Thousand of reais	Reais per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	500,000	63.3780	69.7158	133.0938
Interest on Capital (2) (6)	500,000	63.5280	69.8808	133.4088
Interest on Capital (3) (6)	500,000	63.5917	69.9509	133.5426
Interim Dividends (4) (6)	2,500,000	318.2994	350.1293	668.4287
Interest on Capital (3) (5)	2,300,000	292.8354	322.1190	614.9544
Total	6,300,000

(1) Established by the Board of Directors in April 2017, common - R$ 53.8713, preferred - R$ 59.2584 and Units - R$ 113.1297 net of taxes. They were paid as of May 26, 2017, without any monetary restatement.

(2) Established by the Board of Directors in July 2017, common - R$ 53.9988, preferred - R$ 59.3987 and Units - R$ 113.3975 net of taxes. They were paid as of August 25, 2017, without any monetary restatement.

(3) Established by the Board of Directors in September 2017, common - R$ 54.0530, preferred - R$ 59.4583 and Units - R$ 113.5113 net of taxes. They were paid as of October 26, 2017, without any monetary indexation.

(4) Deliberated by the Board of Directors in December 2017. They were paid on February 26, 2018, without any monetary indexation.

(5) Deliberated by the Board of Directors in December 2017, common - R $ 248.9101, preferred - R$ 273.8011 and Units - R$ 522.7112 net of taxes. They were paid on February 26, 2018, without any monetary indexation.

(6) The amount of interest on own capital and interim dividends will be fully charged to the mandatory dividends for the 2017 financial year.

Buyback Program

The Buyback has the purpose to (1) maximize the value creation to stockholders by means of an efficient capital structure management; and (2) enable the payment of officers, management level employees and others Bank's employees and companies under its control, according to the Long Term Incentive Plans. The term of the Buyback Program is 12 months counted from November 5, 2019, and will expire on November 4, 2020.

	2019	2018	2017
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	13,317	1,773	25,786
Shares Acquisitions	6,465	15,816	12,768
Cancellation of Shares (2)	-	-	(32,276)
Payment - Share-based compensation	(3,080)	(4,272)	(4,505)
Treasury shares at end of the period	16,702	13,317	1,773
Balance of Treasury Shares in thousand of reais	R$ 679,364	R$ 460,550	R$ 148,246
Emission Costs in thousands of Reais	R$ 1,771	R$ 882	R$ 194
Balance of Treasury Shares in thousands of reais	R$ 681,135	R$ 461,432	R$ 148,440

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7.55	R$7.55	R$7.55
Weighted average cost (1)	R$32.10	R$28.59	R$24.41
Maximum cost (1)	R$49.55	R$43.84	R$32.29
Share Price	R$42.60	R$42.70	R$31.88

(1)  Considering since the beginning of operations on the stock exchange.

(2)  At the EGM held on September, 18, 2017, it was approved the cancellation of 64,551,366 treasury shares (equivalent to 32,276 thousand Units) with the counterparty headings Capital Reserves and Profit Reserves, which represent the total of treasury shares registered in the book of common shares at that date, without reduction of the capital and consequent change in the clause 5th from the Bylaws in order to reflect the new quantities of common and preferred shares, nominatives and without value which represent the Banco Santander´s capital.